UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2007


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MONEY MARKET FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2007

[LOGO OF USAA]
   USAA(R)
                          USAA MONEY
                                MARKET Fund

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

                          S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2007

       ------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

       We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

       If you must pay  estimated  taxes,  you may be subject to  estimated  tax
       penalties  if  your   estimated  tax  payments  are  not  sufficient  and
       sufficient tax is not withheld from your distribution.

       For more specific information, please consult your tax adviser.

       ------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

    Portfolio of Investments                                                10

    Notes to Portfolio of Investments                                       30

    Financial Statements                                                    32

    Notes to Financial Statements                                           35

EXPENSE EXAMPLE                                                             43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                   "

[PHOTO OF CHRISTOPHER W. CLAUS]    IN INVESTING, AS IN LIFE, QUALITY
                                    TENDS TO STAND THE TEST OF TIME.

                                                   "

                                                                   February 2007
--------------------------------------------------------------------------------

         In investing, as in life, quality tends to stand the test of time. I was reminded of this truth recently when it became clear that in the pursuit of returns, many investors had forgotten the risk side of the investing equation. If I have a choice between quality (lower risk) and the possibility of an outsized return (higher risk), I much prefer quality for the long run.

         Still, it is easy to be tempted when the financial markets offer the perception of reward for limited risk. That was certainly the case throughout the reporting period. Whether it was stocks or corporate bonds, the markets seemed to lull investors into a state of complacency regarding risk.

         Consider first the equity market. For the 12-month period ending December 31, 2006, the S&P 500 Index returned 15.78%, the technology-laden NASDAQ-100 Index returned 7.28%, and the MSCI-World Index returned 20.07%. However, there is reason for caution when we look deeper. Large-cap value stocks beat large-cap growth stocks by a more than 3-to-1 margin during that period (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index) - an unusual difference in magnitude that is likely to correct itself.

         The equity market as a whole also experienced a "junk rally" with lower-quality stocks outperforming higher-quality stocks. As more and more investors bought lower-quality issues, driving up prices, it began to look to me like an unusual game of musical chairs, in which the winner would be the one who walks away rather than the one who remains. Eventually, risk will regain its position in the risk-reward equation - an equation where quality tends to prevail.

         Next, in the fixed-income market, investors continue to deal with the inverted yield curve (where short-term rates are higher than long-term rates).

 . . . C O N T I N U E D
========================--------------------------------------------------------

         While market sentiment is on the side of a rate cut by the Federal Reserve Board (the Fed), I believe the Fed will be reluctant to lower short-term rates until inflation is squarely under control and growing at only about 2% annually.

         Meanwhile, bond investors - hungry for higher yields - have become more complacent about risk and have been willing to pay more for poorer issues, particularly in the high-yield and corporate bond markets. Another concern is the growing appetite of private equity firms for publicly traded companies. These firms are paying stockholders a premium by piling mountains of debt onto bondholders, forcing down bond prices and driving up risk.

         At USAA, we continue to believe that investors should assume risk only when they are being adequately compensated - which does not often happen during periods of market exuberance or turbulence. A diversified portfolio with an asset allocation strategy remains the most effective way to capitalize on the potential for your money to grow over the long term.

         Whatever happens in the months ahead, you can be assured that we will continue working hard for you. Thank you for your faith and trust in us.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. o The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category. o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]              TONY ERA
                                   USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM AUGUST 1, 2006, TO JANUARY 31, 2007?

         The seven-day yield on your USAA Money Market Fund increased from 4.79% on July 31, 2006, to 4.82% on January 31, 2007. The total return for the same period was 2.46%, compared to an average of 2.31% for all money market funds ranked by iMoneyNet, Inc. For the reporting period, the Fund was ranked in the top 23% of similar retail money market funds as compiled by iMoneyNet.

         On October 24, 2006, Anthony Era took over management of the Fund. Mr. Era has been with USAA for 19 years and currently is vice president money market funds for USAA Investment Management Company.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         After 17 consecutive interest-rate increases since June 2004, the Federal Open Market Committee (FOMC) announced on August 8, 2006, that it would hold the federal funds rate at 5.25%. It kept the rate steady at four subsequent meetings with the direction - and timing - of a change uncertain. While evidence of a slowing housing market suggested there was some risk to future economic growth, the Federal Reserve Board (the Fed) governors seemed to be more concerned that declining productivity, low unemployment, and high energy prices could increase the inflation rate beyond their target level.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 7 FOR THE iMONEYNET, INC. DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         During the period, the yield curve remained inverted. As a consequence, the yields on fixed-rate short-term maturities were higher than those of longer-term maturities.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         Since they offered us the most flexibility, we continued to purchase variable-rate demand notes (VRDNs). VRDNs have interest rates that reset daily or weekly and can also be sold back to issuers at par value (100% face value) with a notice of seven days or less. In a rising-interest-rate environment, VRDNs allow us to capture higher yields quickly.

         In a moderately defensive move, we also purchased commercial paper and certificates of deposit with maturities ranging from overnight to one year. Our objective was to protect the Fund from the impact of a rate cut in the event that economic growth slowed beyond expectations during the period. The addition of these longer maturities extended the portfolio's weighted average maturity (WAM) from 33 days to 53 days.

WHAT IS THE OUTLOOK?

         Fed governors will decide whether to raise or lower short-term interest rates based on their analysis of future incoming economic data. However, if worker productivity successfully offsets wage inflation, economic growth remains healthy, and energy prices moderate, the FOMC may maintain its neutral monetary posture over the near term, perhaps even through 2007. Whatever happens in the weeks ahead, we will continue to manage your Fund to seek to maximize the potential income you receive. Should we see weakness in key economic data, we may further extend the portfolio's average maturity to try to lock in higher yields.

         Thank you for the trust you have placed in us. Rest assured that we will continue to work diligently on your behalf.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA MONEY MARKET FUND (Ticker Symbol: USAXX)

OBJECTIVE
--------------------------------------------------------------------------------

         Highest  income   consistent  with  preservation  of  capital  and  the
         maintenance of liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

--------------------------------------------------------------------------------
                                          1/31/07                   7/31/06
--------------------------------------------------------------------------------
Net Assets                            $4,713.5 Million          $4,393.2 Million
Net Asset Value Per Share                  $1.00                     $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 7/31/06
--------------------------------------------------------------------------------

7/31/06 TO 1/31/07*       1 YEAR       5 YEARS      10 YEARS      7-DAY YIELD
      2.46%                4.71%        2.19%         3.64%          4.82%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             7-DAY YIELD COMPARISON

                        [CHART OF 7-DAY YIELD COMPARISON]

                           USAA MONEY                   iMONEYNET
                           MARKET FUND                   AVERAGE
 1/31/2006                    3.88%                       3.60%
 2/28/2006                    4.09                        3.74
 3/28/2006                    4.23                        3.86
 4/25/2006                    4.34                        4.01
 5/30/2006                    4.51                        4.20
 6/27/2006                    4.66                        4.31
 7/25/2006                    4.78                        4.47
 8/29/2006                    4.82                        4.53
 9/26/2006                    4.84                        4.53
10/31/2006                    4.83                        4.52
11/28/2006                    4.83                        4.53
12/26/2006                    4.85                        4.54
 1/30/2007                    4.82                        4.54

                           [END CHART]

         DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 1/30/07.

         The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE OF $10,000

                  [CHART OF CUMULATIVE PERFORMANCE]

                                     USAA MONEY MARKET FUND
                                     ----------------------
 1/31/1997                                 $10,000.00
 2/28/1997                                  10,039.23
 3/31/1997                                  10,082.82
 4/30/1997                                  10,126.20
 5/31/1997                                  10,170.09
 6/30/1997                                  10,216.03
 7/31/1997                                  10,262.15
 8/31/1997                                  10,305.25
 9/30/1997                                  10,353.20
10/31/1997                                  10,399.72
11/30/1997                                  10,442.52
12/31/1997                                  10,494.43
 1/31/1998                                  10,541.33
 2/28/1998                                  10,584.50
 3/31/1998                                  10,633.28
 4/30/1998                                  10,679.26
 5/31/1998                                  10,723.86
 6/30/1998                                  10,773.39
 7/31/1998                                  10,821.56
 8/31/1998                                  10,869.92
 9/30/1998                                  10,916.86
10/31/1998                                  10,962.55
11/30/1998                                  11,008.82
12/31/1998                                  11,055.17
 1/31/1999                                  11,097.48
 2/28/1999                                  11,137.56
 3/31/1999                                  11,184.21
 4/30/1999                                  11,226.50
 5/31/1999                                  11,265.92
 6/30/1999                                  11,313.04
 7/31/1999                                  11,357.17
 8/31/1999                                  11,405.23
 9/30/1999                                  11,451.72
10/31/1999                                  11,497.50
11/30/1999                                  11,549.92
12/31/1999                                  11,604.47
 1/31/2000                                  11,658.39
 2/29/2000                                  11,709.65
 3/31/2000                                  11,765.28
 4/30/2000                                  11,816.88
 5/31/2000                                  11,879.96
 6/30/2000                                  11,940.28
 7/31/2000                                  12,003.53
 8/31/2000                                  12,067.26
 9/30/2000                                  12,127.14
10/31/2000                                  12,193.51
11/30/2000                                  12,256.37
12/31/2000                                  12,317.96
 1/31/2001                                  12,384.76
 2/28/2001                                  12,437.94
 3/31/2001                                  12,490.76
 4/30/2001                                  12,542.06
 5/31/2001                                  12,588.28
 6/30/2001                                  12,627.86
 7/31/2001                                  12,668.34
 8/31/2001                                  12,704.00
 9/30/2001                                  12,733.80
10/31/2001                                  12,762.05
11/30/2001                                  12,785.33
12/31/2001                                  12,805.20
 1/31/2002                                  12,823.41
 2/28/2002                                  12,839.26
 3/31/2002                                  12,856.64
 4/30/2002                                  12,873.77
 5/31/2002                                  12,891.99
 6/30/2002                                  12,907.35
 7/31/2002                                  12,923.81
 8/31/2002                                  12,941.26
 9/30/2002                                  12,956.22
10/31/2002                                  12,972.78
11/30/2002                                  12,987.41
12/31/2002                                  13,000.43
 1/31/2003                                  13,013.50
 2/28/2003                                  13,024.51
 3/31/2003                                  13,034.70
 4/30/2003                                  13,045.20
 5/31/2003                                  13,056.21
 6/30/2003                                  13,064.94
 7/31/2003                                  13,072.52
 8/31/2003                                  13,080.32
 9/30/2003                                  13,087.43
10/31/2003                                  13,095.14
11/30/2003                                  13,101.58
12/31/2003                                  13,108.94
 1/31/2004                                  13,115.62
 2/29/2004                                  13,122.05
 3/31/2004                                  13,128.74
 4/30/2004                                  13,135.87
 5/31/2004                                  13,142.22
 6/30/2004                                  13,149.68
 7/31/2004                                  13,159.02
 8/31/2004                                  13,169.84
 9/30/2004                                  13,182.56
10/31/2004                                  13,197.06
11/30/2004                                  13,213.07
12/31/2004                                  13,233.56
 1/31/2005                                  13,252.87
 2/28/2005                                  13,273.41
 3/31/2005                                  13,298.04
 4/30/2005                                  13,324.60
 5/31/2005                                  13,351.92
 6/30/2005                                  13,381.12
 7/31/2005                                  13,412.98
 8/31/2005                                  13,446.80
 9/30/2005                                  13,484.18
10/31/2005                                  13,520.34
11/30/2005                                  13,560.03
12/31/2005                                  13,606.58
 1/31/2006                                  13,647.79
 2/28/2006                                  13,690.27
 3/31/2006                                  13,741.95
 4/30/2006                                  13,787.43
 5/31/2006                                  13,839.68
 6/30/2006                                  13,895.41
 7/31/2006                                  13,947.83
 8/31/2006                                  14,005.02
 9/30/2006                                  14,062.40
10/31/2006                                  14,118.13
11/30/2006                                  14,174.11
12/31/2006                                  14,236.07
 1/31/2007                                  14,290.67

                       [END CHART]

              DATA FROM 1/31/97 THROUGH 1/31/07.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         PORTFOLIO MIX
                           1/31/2007

            [PIE CHART OF PORTFOLIO MIX]

Fixed-Rate Instruments                    37.7%
Variable-Rate Demand Notes                33.9%
Adjustable-Rate Notes                     15.2%
Commercial Paper                          10.6%
Put Bonds                                  2.2%

                   [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-29.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of bonds, notes, and certificates of deposit. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from one to 365 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

              CD      Certificate of Deposit

              COP     Certificate of Participation

              EDA     Economic Development Authority

              IDA     Industrial Development Authority/Agency

              IDB     Industrial Development Board

              IDRB    Industrial Development Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

              MFH     Multifamily Housing

              MTN     Medium-Term Note

              RB      Revenue Bond

         CREDIT ENHANCEMENTS add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from General Electric Capital Corp. or General Electric Co.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citizens Bank of Massachusetts, First Commercial Bank, JP Morgan Chase Bank, N.A., Regions Bank, or Wachovia Bank, N.A.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., MBIA Insurance Corp., or XL Capital Assurance.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (37.7%)

            DIVERSIFIED BANKS (27.6%)
  $40,000   Abbey National Treasury Services plc, Yankee CD(a)               5.35%              10/24/2007     $   40,000
   25,000   Bank of Tokyo-Mitsubishi, Ltd., Yankee CD(a)                     5.41                2/26/2007         25,000
   25,000   Bank of Tokyo-Mitsubishi, Ltd., Yankee CD(a)                     5.36                3/21/2007         25,000
   60,000   Bank of Tokyo-Mitsubishi, Ltd., Yankee CD(a)                     5.33                4/16/2007         60,000
   25,000   Bank of Tokyo-Mitsubishi, Ltd., Yankee CD(a)                     5.32                4/27/2007         25,000
   50,000   Barclays Bank plc, Yankee CD(a)                                  5.31                4/17/2007         50,000
   50,000   Bayerische Hypo Vereinsbank, Yankee CD(a)                        5.31                3/14/2007         50,000
   50,000   Bayerische Hypo Vereinsbank, Yankee CD(a)                        5.35                5/08/2007         50,000
   16,625   BNP Paribas, Chicago Branch, Yankee CD(a)                        5.32                3/16/2007         16,625
   50,000   BNP Paribas, Chicago Branch, Yankee CD(a)                        5.32                5/21/2007         50,001
   30,000   Branch Banking & Trust Co., CD                                   5.29                7/03/2007         30,000
   40,000   Canadian Imperial Bank of Commerce,
               New York Branch, Yankee CD(a)                                 5.31                7/05/2007         40,000
   25,000   Citibank New York N.A., CD                                       5.31                4/30/2007         25,000
   50,000   Citizens Bank of Pennsylvania, CD                                5.32                3/08/2007         50,000
   25,000   Citizens Bank of Pennsylvania, CD                                5.33                4/09/2007         25,000
   50,000   Depfa Bank, Yankee CD(a)                                         5.31                3/01/2007         50,000
   25,000   Depfa Bank, Yankee CD(a)                                         5.37                3/20/2007         25,000
   50,000   Depfa Bank, Yankee CD(a)                                         5.31                4/10/2007         50,000
   25,000   Deutsche Bank AG, Yankee CD(a)                                   5.40                1/22/2008         25,000
   30,000   First Tennessee Bank, CD                                         5.31                2/15/2007         30,000
   30,000   HBOS Treasury Services, Yankee CD(a)                             5.30                3/14/2007         30,000
   20,000   HBOS Treasury Services, Yankee CD(a)                             5.34                4/25/2007         20,001
   40,000   HBOS Treasury Services, Yankee CD(a)                             5.37                4/25/2007         40,000
   30,000   HBOS Treasury Services, Yankee CD(a)                             5.31                4/30/2007         30,000
   50,000   Huntington National Bank, CD                                     5.32                3/05/2007         50,000
   25,000   Huntington National Bank, CD                                     5.34                4/02/2007         25,000
   40,000   Huntington National Bank, CD                                     5.34                5/14/2007         40,000
   31,362   Lloyds Bank plc, Yankee CD(a)                                    5.31                6/11/2007         31,362
   50,000   M&I Marshall & Ilsley Bank, CD                                   5.30                3/19/2007         50,000
   30,000   M&I Marshall & Ilsley Bank, CD                                   5.31                4/16/2007         30,000
   25,000   Norddeutsche Landesbank, New York Branch, Yankee CD(a)           5.35                7/23/2007         25,000
   30,000   Regions Bank, CD                                                 5.30                4/25/2007         30,000
   25,000   Royal Bank of Canada, New York Branch, Yankee CD(a)              5.37               10/29/2007         24,995
   40,000   Societe Generale, Yankee CD(a)                                   5.40                1/09/2008         40,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $11,920   St. George Bank, Ltd., Notes(b)                                  7.15%              6/18/2007      $   11,993
   25,000   Washington Mutual Bank, CD                                       5.33               3/19/2007          25,000
   30,000   Zions First National Bank, CD                                    5.30               3/14/2007          30,000
   25,000   Zions First National Bank, CD                                    5.32               5/15/2007          25,000
                                                                                                               ----------
                                                                                                                1,299,977
                                                                                                               ----------
            DIVERSIFIED CAPITAL MARKETS (1.4%)
   40,000   UBS AG, Stamford Branch, MTN                                     5.40              12/14/2007          40,000
   25,000   UBS AG, Stamford Branch Institutional, Yankee CD(a)              5.32               4/10/2007          25,000
                                                                                                               ----------
                                                                                                                   65,000
                                                                                                               ----------
            INVESTMENT BANKING & BROKERAGE (1.0%)
   50,000   Credit Suisse New York, MTN                                      5.42              12/04/2007          50,000
                                                                                                               ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   50,000   Toronto Dominion Bank, Yankee CD(a)                              5.42              12/18/2007          50,000
                                                                                                               ----------
            REGIONAL BANKS (6.6%)
   50,000   Bank of Ireland, Yankee CD(a)                                    5.32               5/21/2007          50,003
   26,000   Natexis Banque Populaires, New York Branch, Yankee CD(a)         5.33               5/08/2007          26,000
   50,000   Natexis Banque Populaires, New York Branch, Yankee CD(a)         5.40              12/12/2007          50,000
   35,000   Norinchukin Bank, New York Branch, Yankee CD(a)                  5.35               2/07/2007          35,000
   25,000   Unicredito Italiano Bank, New York Branch, Yankee CD(a)          5.32               4/02/2007          24,999
   10,000   Wilmington Trust Co., CD                                         5.32               2/05/2007          10,000
   25,000   Wilmington Trust Co., CD                                         5.28               2/07/2007          25,000
   40,000   Wilmington Trust Co., CD                                         5.35               2/20/2007          40,000
   50,000   Wilmington Trust Co., CD                                         5.31               5/14/2007          50,000
                                                                                                               ----------
                                                                                                                  311,002
                                                                                                               ----------
            Total Fixed-Rate Instruments (cost: $1,775,979)                                                     1,775,979
                                                                                                               ----------
            COMMERCIAL PAPER (10.6%)

            AGRICULTURAL PRODUCTS (0.7%)
   34,500   Dairy Farmers of America, Inc.(b),(c)                            5.32               2/01/2007          34,500
                                                                                                               ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            ASSET-BACKED FINANCING (5.1%)
  $22,517   Check Point Charlie, Inc.(b),(c)                                 5.28%               2/06/2007     $   22,500
   25,000   Check Point Charlie, Inc.(b),(c)                                 5.28                2/26/2007         24,908
   50,000   German Residential Funding(b),(c)                                5.35                8/22/2007         50,000
   20,000   German Residential Funding(b),(c)                                5.35                8/22/2007         20,000
   15,100   Lockhart Funding LLC(b),(c)                                      5.25                2/07/2007         15,087
   20,000   Lockhart Funding LLC(b),(c)                                      5.26                2/14/2007         19,962
   27,400   Rhineland Funding Capital Corp.(b),(c)                           5.29                2/06/2007         27,380
   29,156   Rhineland Funding Capital Corp.(b),(c)                           5.30                2/28/2007         29,040
   33,631   Sunbelt Funding Corp.(b),(c)                                     5.28                3/14/2007         33,429
                                                                                                               ----------
                                                                                                                  242,306
                                                                                                               ----------
            DIVERSIFIED BANKS (0.7%)
   19,187   Gotham Funding Corp.(b),(c)                                      5.20                3/26/2007         19,040
   15,000   Macquarie Bank Ltd.(c)                                           5.23                3/20/2007         14,898
                                                                                                               ----------
                                                                                                                   33,938
                                                                                                               ----------
            EDUCATION (0.5%)
   25,000   University of Washington, General Revenue Notes, Series B        5.40                4/04/2007         25,000
                                                                                                               ----------
            ELECTRIC UTILITIES (0.3%)
   12,159   Virginia Electric & Power Co.                                    5.35                2/02/2007         12,157
                                                                                                               ----------
            HEALTH CARE FACILITIES (0.7%)
   11,000   Medical Building Funding IV, LLC, (LOC - KBC Bank, N.V.)         5.47                2/28/2007         10,955
   20,000   Trinity Health Corp.                                             5.30                3/02/2007         19,914
                                                                                                               ----------
                                                                                                                   30,869
                                                                                                               ----------
            INTEGRATED OIL & GAS (0.3%)
    4,270   ConocoPhillips, Short-Term Notes(b),(c)                          5.31                2/01/2007          4,270
   10,850   ConocoPhillips Qatar Funding Ltd.,
            Short-Term Notes(b),(c)                                          5.28                4/02/2007         10,755
                                                                                                               ----------
                                                                                                                   15,025
                                                                                                               ----------
            REGIONAL BANKS (1.1%)
   40,000   Associated Bank Corp.(b),(c)                                     5.32                2/01/2007         40,000
   10,000   Zions Bancorporation                                             5.28                2/07/2007          9,991
                                                                                                               ----------
                                                                                                                   49,991
                                                                                                               ----------
            THRIFTS & MORTGAGE FINANCE (1.2%)
   57,425   Countrywide Financial Corp.                                      5.29                2/02/2007         57,417
                                                                                                               ----------
            Total Commercial Paper (cost: $501,203)                                                               501,203
                                                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            PUT BONDS (2.2%)

            INTEGRATED OIL & GAS (0.9%)
            California Pollution Control Financing Auth.
               Environmental Improvement RB,
  $14,000      Series 1997(b)                                                5.29%              12/01/2032    $    14,000
   27,000      Series 1997(b)                                                5.31               12/01/2032         27,000
                                                                                                               ----------
                                                                                                                   41,000
                                                                                                               ----------
            OIL & GAS REFINING & MARKETING (1.3%)
   60,000   IDB of the Parish of Calcasieu, LA, Inc.,
               Environmental RB, Series 1996 (LOC - BNP Paribas)             5.29                7/01/2026         60,000
                                                                                                               ----------
            Total Put Bonds (cost: $101,000)                                                                      101,000
                                                                                                               ----------
            VARIABLE-RATE DEMAND NOTES (33.9%)

            AGRICULTURAL PRODUCTS (0.3%)
    5,000   Kokomo Grain Co., Inc., Notes,
               Series 2006A (NBGA)(b)                                        5.32               11/01/2014          5,000
   10,005   Mississippi Business Finance Corp., RB,
               Series 2002 (LOC - Regions Bank)                              5.32                4/01/2012         10,005
                                                                                                               ----------
                                                                                                                   15,005
                                                                                                               ----------
            AIRPORT SERVICES (0.0%)(d)
    1,030   Shawnee, KS, Private Activity RB, Series 1997
               (LOC - JPMorgan Chase Bank, N.A.)                             5.50               12/01/2012          1,030
                                                                                                               ----------
            AIRPORT/PORT (0.3%)
   11,800   Tulsa, OK, Airport Improvement Trust, RB
               (LOC - JPMorgan Chase Bank, N.A.)                             5.35                6/01/2023         11,800
                                                                                                               ----------
            ASSET-BACKED FINANCING (1.1%)
    9,050   Capital One Funding Corp., Notes,
               Series 1996E (LOC - JPMorgan Chase Bank, N.A.)                5.33                7/02/2018          9,050
            Cornerstone Funding Corp. I, Notes,
    5,537      Series 2000B (LOC - Fifth Third Bank)                         5.44                1/01/2021          5,537
   12,949      Series 2001B (LOC - Fifth Third Bank)                         5.39                9/01/2026         12,949
    5,980      Series 2001D (LOC - Fifth Third Bank)                         5.39                1/01/2022          5,980
    3,843      Series 2003G (LOC - Huntington National Bank)                 5.59                1/01/2024          3,843
   12,646      Series 2004A (LOC - Fifth Third Bank)                         5.39                6/01/2029         12,646
                                                                                                               ----------
                                                                                                                   50,005
                                                                                                               ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            AUTO PARTS & EQUIPMENT (1.8%)
  $15,000   Alabama IDA, RB (LOC - Barclays Bank plc)                        5.49%              10/01/2019     $   15,000
               Bardstown, KY, RB,
   10,240      Series 1994 (LOC - Deutsche Bank Trust Co.)                   5.42                6/01/2024         10,240
   11,275      Series 1995 (LOC - Deutsche Bank Trust Co.)                   5.42                3/01/2025         11,275
    6,780   Illinois Finance Auth., RB, Series 2005
               (LOC - Federal Home Loan Bank of Chicago)                     5.36                7/01/2040          6,780
   42,000   LSP Automotive Systems, LLC, RB,
               Series 2006 (LOC - National Bank of South Carolina)           5.35                3/01/2021         42,000
                                                                                                               ----------
                                                                                                                   85,295
                                                                                                               ----------
            AUTOMOTIVE RETAIL (0.2%)
    5,045   C-MEK Realty, LLC, Taxable Variable Rate
               Bonds, Series 2002 (LOC - Bank of North Georgia)              5.47               12/01/2022          5,045
    1,000   Deen Properties LLC, Variable Rate Bonds,
               Series 2005 (LOC - Columbus Bank & Trust Co.)                 5.34                4/01/2030          1,000
    3,932   Germain Properties of Columbus, Inc.,
               Option Notes (LOC - JPMorgan Chase Bank, N.A.)                5.37                3/01/2031          3,932
                                                                                                               ----------
                                                                                                                    9,977
                                                                                                               ----------
            BROADCASTING & CABLE TV (0.3%)
            New Jersey EDA, RB,
    8,200      Series 1997A (NBGA)(b)                                        5.30               10/01/2021          8,200
    3,500      Series 1997B (LOC - JPMorgan Chase Bank, N.A.)                5.30               10/01/2021          3,500
                                                                                                               ----------
                                                                                                                   11,700
                                                                                                               ----------
            BUILDING PRODUCTS (0.1%)
    6,000   Warren County Building RB, Series 2006
               (LOC - JPMorgan Chase Bank, N.A.)                             5.42               12/01/2031          6,000
                                                                                                               ----------
            BUILDINGS (0.3%)
    8,035   Downtown Marietta Development Auth.,
               GA, RB, Series 1996B (LIQ)                                    5.39                7/01/2021          8,035
    8,185   Greenville, SC, Memorial Auditorium
              District Public Facilities, COP, Series 1996C
               (LOC - Bank of America, N.A.)                                 5.40                9/01/2017          8,185
                                                                                                               ----------
                                                                                                                   16,220
                                                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            CASINOS & GAMING (0.9%)
  $41,830   Detroit, MI, Economic Development Corp., RB,
               Series 1999C (LOC - National City Bank
               of the Midwest)                                               5.37%               5/01/2009     $   41,830
                                                                                                               ----------
            COMMUNITY SERVICE (0.1%)
    5,400   Roman Catholic Diocese of Raleigh, NC,
               Notes, Series A (LOC - Bank of America, N.A.)                 5.37                6/01/2018          5,400
                                                                                                               ----------
            CONSTRUCTION & ENGINEERING (0.6%)
   23,325   Dynetics, Inc., Variable/Fixed-Rate Promissory
               Notes, Series 2004 (LOC - Compass Bank)                       5.32               12/01/2026         23,325
    6,025   Liliha Parking Co., LP, RB, Series 1994
               (LOC - First Hawaiian Bank)                                   5.83                8/01/2024          6,025
                                                                                                               ----------
                                                                                                                   29,350
                                                                                                               ----------
            DEPARTMENT STORES (0.7%)
   31,320   Belk, Inc., RB, Series 1998
               (LOC - Wachovia Bank, N.A.)                                   5.37                7/01/2008         31,320
                                                                                                               ----------
            DIVERSIFIED COMMERCIAL & PROFESSIONAL
               SERVICES (0.0%)(d)
    1,150   Colorado Housing Finance Auth., RB,
               Series 2006B (LOC - California Bank & Trust)                  5.67                6/01/2031          1,150
                                                                                                               ----------
            DIVERSIFIED METALS & MINING (0.5%)
            Lancaster Industrial Development Auth.,
    2,745      Taxable Variable Rate Demand RB,
               Series 2006B (LOC - Fulton Bank)                              5.40                1/01/2015          2,745
    2,250      Taxable Variable Rate Demand RB,
               Series 2006B (LOC - Fulton Bank)                              5.40                1/01/2027          2,250
   12,000   Prince Metal Stamping USA, Inc.,
               Variable/Term Rate Notes, Series 2004
               (LOC - Bank of Nova Scotia)                                   5.32                3/01/2024         12,000
    8,155   Webster, KY, Taxable Variable Rate Demand
               Industrial RB, Series 2004 (LOC - Regions Bank)               5.33               11/01/2024          8,155
                                                                                                               ----------
                                                                                                                   25,150
                                                                                                               ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            EDUCATION (1.2%)
  $12,175   California Statewide Communities
               Development Auth., Variable Rate Demand
               RB, Series 2002B (LOC - BNP Paribas)                          5.35%              10/01/2032     $   12,175
    9,215   Massachusetts Development Finance
               Agency, RB, Series 2005B (INS)(LIQ)                           5.42                7/01/2014          9,215
    9,515   Oklahoma City Industrial & Cultural Facilities
               Trust, Variable Rate Demand Bonds,
               Series 2005A (LOC - Bank of America, N.A.)                    5.35                9/15/2016          9,515
   15,000   Pepperdine Univ., Bonds, Series 2002B                            5.42                8/01/2037         15,000
    6,100   Savannah College of Art and Design, Inc.,
               RB, Series 2004 (LOC - Bank of America, N.A.)                 5.35                4/01/2024          6,100
    4,365   Univ. of Alabama, General RB,
               Series 2004-B (INS)(LIQ)                                      5.32                7/01/2009          4,365
                                                                                                               ----------
                                                                                                                   56,370
                                                                                                               ----------
            EDUCATIONAL SERVICES (1.3%)
    7,000   Glendale, AZ, IDA RB, Series 2005A
               (LOC - Bank of New York)                                      5.35                7/01/2035          7,000
   20,000   Gwinnett Instructional SC, LLC, RB,
               Series 2005 (LOC - Allied Irish Banks plc)                    5.32                1/01/2031         20,000
   14,900   Loanstar Assets Partners, LP, RB,
               Series 2005A (LOC - State Street
               Bank and Trust Co.)(b)                                        5.30                2/01/2041         14,900
   13,250   Mesivta Yeshiva Rabbi Chaim Berlin, RB,
               Series 2005 (LOC - Allied Irish Banks plc)                    5.29               11/01/2035         13,250
    7,840   Yamhill County, Taxable Variable
               Rate Demand RB, Series 2005B
               (LOC - Bank of America, N.A.)                                 5.35               10/01/2020          7,840
                                                                                                               ----------
                                                                                                                   62,990
                                                                                                               ----------
            ELECTRIC/GAS UTILITIES (0.8%)
   23,735   Municipal Gas Auth. of Georgia, RB,
               Series 2003A (LOC - JPMorgan Chase
               Bank, N.A., Wachovia Bank, N.A.)                              5.35                2/01/2015         23,735
   11,445   Southeast Alabama Gas District, General
               System RB, Series 2003A (LIQ)(INS)                            5.32                6/01/2023         11,445
                                                                                                               ----------
                                                                                                                   35,180
                                                                                                               ----------
            FOOD DISTRIBUTORS (1.5%)
   11,825   Classic City Beverages, LLC, Taxable
               Variable Rate Bonds, Series 2003
               (LOC - Columbus Bank & Trust Co.)                             5.32                8/01/2018         11,825

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $25,900   Henry County, GA, Development Auth.,
               RB, Series 2004 (LOC - Columbus
               Bank & Trust Co.)                                             5.32%               8/01/2029     $   25,900
    9,000   Jackson Beverages, LLC, Taxable
               Variable Rate Bonds, Series 2005
               (LOC - Columbus Bank & Trust Co.)                             5.32                2/01/2020          9,000
   10,250   Macon Beverage Co., LLC, Taxable
               Variable Rate Bonds, Series 2004
               (LOC - Columbus Bank & Trust Co.)                             5.32                4/01/2019         10,250
   13,575   North Georgia Distributing Co., LLC, Taxable
               Variable Rate Bonds, Series 2003
               (LOC - Columbus Bank & Trust Co.)                             5.32                8/01/2018         13,575
                                                                                                               ----------
                                                                                                                   70,550
                                                                                                               ----------
            GENERAL OBLIGATION (0.3%)
   15,400   Southern Ute Indian Tribe, RB,
              Series 2007(b)                                                 5.39                1/01/2027         15,400
                                                                                                               ----------
            HEALTH CARE FACILITIES (2.0%)
   10,790   Baptist Medical Plaza Associates,
               Taxable Variable Rate Demand Bonds,
               Series 1997 (LOC - KBC Bank, N.V.)                            5.38                6/01/2017         10,790
   17,055   Bronson Lifestyle Improvement & Research
               Center, Notes, Series A (LOC - Fifth Third
               Bank, Grand Rapids)                                           5.32                9/01/2030         17,055
    8,120   California Statewide Communities
               Development Auth., RB, Series 2002-B
               (LOC - Allied Irish Banks plc)                                5.38               11/15/2042          8,120
   15,000   Chestnut Hill Benevolent Association,
               RB, Taxable Variable Rate Demand Bonds,
               Series 2005 (LOC - TD Banknorth, N.A.)                        5.44                2/01/2035         15,000
    5,455   Dunn Nursing Home Inc., Taxable Variable
               Rate Secured Notes, Series 2002
               (LOC - Federal Home Loan Bank of Atlanta)                     5.32                2/01/2024          5,455
    4,000   East Montgomery Health Facilities
               Development, Inc., Variable Rate Taxable
               Bonds, Series 2006A (LOC - First
               Commercial Bank)                                              5.37               11/01/2033          4,000
   13,710   Infirmary Health Systems Special Care,
               RB, Series 2000B (LOC - Regions Bank)                         5.32                1/01/2024         13,710
    6,810   MCE MOB IV LP, Demand Notes,
               Series 2002 (LOC - National City Bank)                        5.32                8/01/2022          6,810

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 8,600   Sprenger Enterprises, Floating-Rate Option
               Notes (LOC - JPMorgan Chase Bank, N.A.)                       5.33%              10/01/2035     $    8,600
    5,700   West Side Surgical Properties, LLC,
               Series 2006 (LOC - Huntington
               National Bank)                                                5.42                9/01/2027          5,700
                                                                                                               ----------
                                                                                                                   95,240
                                                                                                               ----------
            HEALTH CARE SERVICES (0.3%)
   10,100   Kaneville Road Joint Venture, Taxable
               Demand Notes (LOC - Federal Home
               Loan Bank of Chicago)                                         5.36               11/01/2032         10,100
    3,100   University Hospitals Trust RB, Taxable,
               Series 2005B (LOC - Bank of America, N.A.)                    5.35                8/15/2021          3,100
                                                                                                               ----------
                                                                                                                   13,200
                                                                                                               ----------
            HEALTH MISCELLANEOUS (0.1%)
    4,325   Hospital & Nursing Home Medical Clinic
               Board of the City of Gardendale, AL,
               Medical Facility RB, Series 2006
               (LOC - Regions Bank)                                          5.49               11/01/2026          4,325
                                                                                                               ----------
            HEAVY ELECTRICAL EQUIPMENT (0.4%)
   18,670   Mississippi Business Finance Corp., IDRB,
               Series 2005 (LOC - Regions Bank)                              5.32                4/01/2020         18,670
                                                                                                               ----------
            HOME FURNISHINGS (0.2%)
    9,265   Standard Furniture Manufacturing Co., Inc.,
               Promissory Notes, Series 2002
               (LOC - Regions Bank)                                          5.35                3/01/2015          9,265
                                                                                                               ----------
            HOME IMPROVEMENT RETAIL (0.2%)
    8,850   Brookhaven, NY, IDA, Taxable Intercounty
               Associates, RB (LOC - North Fork Bank)                        5.62                1/01/2025          8,850
                                                                                                               ----------
            HOSPITAL (0.4%)
    3,220   Adventist Health System West, Variable
               Rate Demand Bonds (LOC - Wells Fargo
               Bank, N.A.)                                                   5.40                9/01/2016          3,220
   13,700   Indiana Health Facility Financing Auth., RB,
               Series 1999B (LOC - Bank of America, N.A.)                    5.37                1/01/2019         13,700
                                                                                                               ----------
                                                                                                                   16,920
                                                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            HOTELS, RESORTS, & CRUISE LINES (0.5%)
  $ 8,800   A&M Hospitalities, LLC, Variable Rate
               Demand Bonds, Series 2005B
               (LOC - Columbus Bank & Trust Co.)                             5.37%               1/01/2025     $    8,800
    7,785   Alprion, LLC, Demand Bonds, Series 2004
               (LOC - Federal Home Loan Bank of Topeka)                      5.38               10/01/2034          7,785
    5,825   Connecticut Development Auth., RB,
               Series 2006B (LOC - TD Banknorth, N.A.)                       5.32               12/01/2028          5,825
                                                                                                               ----------
                                                                                                                   22,410
                                                                                                               ----------
            HOUSEHOLD APPLIANCES (0.2%)
   10,900   Mississippi Business Finance Corp., IDRB,
               Series 2000 (LOC - Bank of America, N.A.)                     5.37                6/01/2015         10,900
                                                                                                               ----------
            INDUSTRIAL CONGLOMERATES (0.3%)
   14,000   Mississippi Business Finance Corp., IDRB,
               Series 1998(b)                                                5.30                2/01/2023         14,000
                                                                                                               ----------
            INDUSTRIAL GASES (0.1%)
    4,150   Sandhill Group, LLC, Option Notes,
               Series 2003 (LOC - Regions Bank)                              5.37               12/01/2013          4,150
                                                                                                               ----------
            INDUSTRIAL MACHINERY (0.9%)
   25,000   Hampton Hydraulics, LLC, Promissory Notes,
               Series 2003 (LOC - Regions Bank)                              5.37                4/01/2013         25,000
    9,440   Savannah, GA, EDA, RB, Series 1998
               (LOC - Wachovia Bank, N.A.)                                   5.37                6/01/2018          9,440
    9,250   Sterling Pipe & Tube, Inc., Notes,
               Series 2000 (LOC - National City Bank)                        5.36               11/01/2012          9,250
                                                                                                               ----------
                                                                                                                   43,690
                                                                                                               ----------
            LEISURE FACILITIES (1.9%)
    7,100   Bloomingdale Life Time Fitness, LLC, RB,
               Series 2000 (LOC - JPMorgan Chase
               Bank, N.A.)                                                   5.33                1/01/2020          7,100
    3,916   Cornerstone Funding Corp. I, Notes,
               Series 2003I (LOC - Fifth Third Bank)                         5.44                8/01/2025          3,916
   11,485   First Assembly of God, Taxable Variable
               Rate Demand Bonds, Series 2004
               (LOC - Regions Bank)                                          5.32               12/01/2029         11,485
    7,830   First Church of God, Notes, Series 2002
               (LOC - Huntington National Bank)                              5.42               10/03/2022          7,830

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $10,285   Harvest Bible Chapel, Demand RB,
               Series 2004 (LOC - Fifth Third Bank)                          5.35%               8/01/2029     $   10,285
   30,200   Olympic Club, RB, Series 2002
               (LOC - Allied Irish Banks plc)                                5.36               10/01/2032         30,200
    4,170   Pavilion Inc. Demand Notes, Series 2000
               (LOC - Old National Bank)                                     5.87               11/01/2025          4,170
   15,940   TP Racing, LLP, Floating-Rate Option Notes,
               Series 2000 (LOC - JPMorgan Chase
               Bank, N.A.)                                                   5.37                6/01/2030         15,940
                                                                                                               ----------
                                                                                                                   90,926
                                                                                                               ----------
            LEISURE PRODUCTS (0.2%)
    7,145   McDuffie County, GA, Development Auth., RB,
              Series 2002 (LOC - Regions Bank)                               5.32                8/01/2022          7,145
    2,000   Old South Country Club, Inc., Taxable
              Variable Rate Demand/Fixed Rate Bonds,
              Series 2006 (LOC - Manufacturers &
              Traders Trust Co.)                                             5.40               12/01/2031          2,000
                                                                                                               ----------
                                                                                                                    9,145
                                                                                                               ----------
            MANAGED HEALTH CARE (0.4%)
   18,300   Polk County IDA, RB, Series 1999
               (LOC - Bank of America, N.A.)                                 5.35               12/01/2018         18,300
                                                                                                               ----------
            MULTIFAMILY HOUSING (0.9%)
            Los Angeles, CA, Community Redevelopment
               Agency MFH, RB,
    9,825      Series 2003B (LOC - Bank of America, N.A.)                    5.28               10/15/2038          9,825
    9,500      Series 2006B (LOC - Bank of America, N.A.)                    5.28               10/15/2038          9,500
            New York Housing Finance Agency, RB,
   11,500      Series 2003J (LOC - Landesbank
               Hessen-Thuringen)                                             5.30                3/15/2011         11,500
    5,300      Series 2005A (LOC - Bank of America, N.A.)                    5.32               11/01/2038          5,300
    6,000   Washington State Housing Finance
               Commission Variable Rate Demand
               Nonprofit Housing RB, Series 2006B
               (LOC - HSH Nordbank)                                          5.38                3/01/2012          6,000
                                                                                                               ----------
                                                                                                                   42,125
                                                                                                               ----------
            NURSING/CCRC (0.8%)
    8,760   Acts Retirement-Life Communities, Inc.,
               Variable Rate Demand Bonds, Series 2003A
               (LOC - Bank of America, N.A.)                                 5.30               11/15/2029          8,760

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $19,415   Chestnut Partnership, Bonds, Series 1999
               (LOC - La Salle National Bank, N.A.)                          5.35%               1/01/2029     $   19,415
    4,820   District of Columbia, RB, Series 2005A
               (LOC - Unicredito Italiano)                                   5.42               10/01/2020          4,820
    4,900   Lincolnwood Funding Corp., RB,
               Series 1995A (LOC - Wachovia Bank, N.A.)                      5.47                8/01/2015          4,900
    1,200   Lynchburg Redevelopment & Housing Auth.
               Taxable Variable Rate Demand Housing RB,
               Series 2006B (LOC - Manufacturers &
               Traders Trust Co.)                                            5.37               12/01/2034          1,200
                                                                                                               ----------
                                                                                                                   39,095
                                                                                                               ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    9,860   Shipley Group, LP, Taxable Variable Rate
               Demand Bonds, Series 2006
               (LOC - Fulton Bank)                                           5.40               12/01/2016          9,860
                                                                                                               ----------

            OIL & GAS REFINING & MARKETING (0.2%)
    8,095   Southwest Georgia Oil Co., Inc., Variable
               Rate Taxable Bonds, Series 2006
               (LOC - Columbus Bank & Trust Co.)                             5.37               11/01/2026          8,095
                                                                                                               ----------

            PACKAGED FOODS & MEAT (0.2%)
    1,780   Atlanta Bread Co. International, Inc., Notes
               (LOC - Columbus Bank & Trust Co.)                             5.37                9/01/2023          1,780
    5,155   Brewster Dairy, Inc., Taxable Variable
               Rate Demand Notes, Series 2003
               (LOC - National City Bank)                                    5.36                4/03/2023          5,155
    4,600   City of Thomasville Downtown Development
               Auth., Taxable Variable Rate Bonds,
               Series 2006 (LOC - Columbus Bank &
               Trust Co.)                                                    5.32                4/01/2027          4,600
                                                                                                               ----------
                                                                                                                   11,535
                                                                                                               ----------
            PAPER PRODUCTS (0.8%)
    8,165   Bancroft Bag, Inc., Notes (LOC - JPMorgan
               Chase Bank, N.A.)                                             5.37                6/01/2035          8,165
   22,260   City of Old Town, ME, Solid Waste
               Disposal RB, Series 2004 (LOC - Bank of
               America, N.A.)                                                5.40               12/01/2024         22,260
    5,000   IDA of the County of Campbell, VA,
               Solid Waste Disposal Facility RB,
               Series 1994 (LOC - Bank of America, N.A.)                     5.41               12/01/2019          5,000

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 3,100   IDA of the Parish of East Baton Rouge,
               LA, Inc., Solid Waste Disposal RB,
               Series 2004 (LOC - SunTrust Bank)                             5.41%               6/01/2029     $    3,100
                                                                                                               ----------
                                                                                                                   38,525
                                                                                                               ----------
            PROPERTY & CASUALTY INSURANCE (1.5%)
   70,000   Alfa Corp., Promissory Notes, Series 2002(b)                     5.42                6/01/2017         70,000
                                                                                                               ----------
            PUBLISHING (0.0%)(d)
    1,700   Dickinson Press, Inc., Taxable Variable Rate
               Demand Notes, Series 2003
               (LOC - Huntington National Bank)                              5.40                8/01/2018          1,700
                                                                                                               ----------
            REAL ESTATE MANAGEMENT & DEVELOPMENT (6.9%)
    6,000   Astin Redevelopment, LP, Taxable
               Variable/Fixed Rate Notes, Series 2006
               (LOC - Federal Home Loan Bank of Dallas)                      5.32               11/01/2031          6,000
    3,483   Baron Investments, Ltd., Notes, Series 2004
               (LOC - Federal Home Loan Bank of Dallas)                      5.39               10/01/2024          3,483
   11,905   BBN Holdings, LLC, Demand Notes,
               Series 2004 (LOC - Regions Bank)                              5.35                6/01/2029         11,905
            Cornerstone Funding Corp. I, Notes,
    2,848      Series 2004E (LOC - Charter One Bank)                         5.44                1/01/2030          2,848
    9,250      Series 2006 A (LOC - Charter One Bank)                        5.36                8/01/2031          9,250
    2,175   Deltime LLC, Variable Rate Taxable Demand
               Notes, Series 2003 (LOC - National City Bank)                 5.36                2/01/2023          2,175
    5,735   Dennis E. Eash and Florida O. Eash, Taxable
               Floating-Rate Bonds, Series 2005
               (LOC - Hancock Bank)                                          5.49                4/01/2025          5,735
   14,115   Exchange at Hammond LLC, Bonds,
               Series 2002 (LOC - Bank of North Georgia)                     5.41                8/01/2022         14,115
   17,835   Fairway Park Properties LLC, Notes,
               Series 2001 (LOC - National City Bank)                        5.37               10/15/2026         17,835
    9,245   Fiore Capital, LLC, Taxable Variable Rate
               Demand Notes, Series 2005-A (LOC - M&I
               Marshall & Ilsley Bank)                                       5.32                8/01/2045          9,245
    6,880   Freightliner Finance, LLC, Taxable
               Floating-Rate Option Notes
               (LOC - Huntington National Bank)                              5.40               11/01/2030          6,880
    6,040   Houston County, GA, IDA, RB, Series 1997
               (LOC - Wachovia Bank, N.A.)                                   5.40                8/01/2012          6,040

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $20,690   Kansas City Tax Financing Commission,
               Series 2006 B (LOC - M&I Marshall &
               Ilsley Bank)                                                  5.33%               6/01/2024     $   20,690
   24,510   Mayfair at Great Neck, NY, Bonds,
               Series 1997 (LOC - Manufacturers &
               Traders Trust Co.)                                            5.33                1/01/2023         24,510
    7,000   Morgan Valley Properties, LLC, Taxable
               Variable/Fixed-Rate Notes, Series 2006A
               (LOC - Bank of North Georgia)                                 5.47                8/01/2031          7,000
   11,632   Nick & Nat Properties, LLC, Adjustable Rate
               Demand Securities, Series 2005
               (LOC - Fifth Third Bank)                                      5.37                5/01/2025         11,632
    6,250   One Holland Corp., Taxable Floating-Rate
               Notes, Series 2006 (LOC - Huntington
               National Bank)                                                5.44                8/01/2031          6,250
   18,980   PHF Investments, LLC, Demand Notes,
               Series 2004A (LOC - Associated Bank, N.A.)                    5.37                6/01/2044         18,980
    9,090   Pierce Memorial Baptist Home, Inc., Bonds,
               Series 1999 (LOC - La Salle National
               Bank, N.A.)                                                   5.35               10/01/2028          9,090
    2,515   Santa Rosa Property Holdings, LLC, Taxable
               Variable Rate Bonds, Series 2006
               (LOC - Columbus Bank & Trust Co.)                             5.37                8/01/2031          2,515
    7,735   SBAR-Piperno Co., RB, Series 1998
               (LOC - Wachovia Bank, N.A.)                                   5.42                9/01/2012          7,735
   40,000   Sea Island Co. and Sea Island Coastal
               Properties, LLC, Notes, Series 2003
               (LOC - Columbus Bank & Trust Co.)                             5.37                4/01/2023         40,000
   20,630   SF Tarns, LLC, RB, Series 2000
               (LOC - LaSalle Bank Midwest, N.A.)                            5.36               12/01/2025         20,630
    7,730   South Bend Mac, LP, Variable Rate Demand
               Bonds, Series 1997 (LOC - National City Bank)                 5.36               12/01/2027          7,730
    6,800   Stice-Hill Holding, L.C., Taxable Variable Rate
               Bonds, Series 2003 (LOC - Hancock Bank of
               Louisiana)                                                    5.32               12/01/2023          6,800
    1,000   Stone Creek, LLC, Variable Rate Demand
               Notes, Series 2006 (LOC - Columbus
               Bank & Trust Co.)                                             5.32               12/01/2041          1,000
   11,865   Thayer Properties, LLC, Bonds, Series 2000
               (LOC - Columbus Bank & Trust Co.)                             5.32                7/01/2020         11,865

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $ 5,980   Tifton Mall, Inc., Taxable Variable Rate Bonds,
               Series 1996 (LOC - Columbus Bank & Trust Co.)                 5.32%               5/01/2026     $    5,980
   11,290   Wishbone Partners, LLC, Taxable
               Floating-Rate Option Notes
               (LOC - Huntington National Bank)                              5.40               11/01/2025         11,290
   11,850   WLB, LLC, Bonds, Series 1997
               (LOC - Columbus Bank & Trust Co.)                             5.32                4/01/2047         11,850
    2,380   Woodland Park Apartments, LLC, Bonds,
               Series 2001 (LOC - Columbus Bank &
               Trust Co.)                                                    5.32                6/01/2031          2,380
                                                                                                               ----------
                                                                                                                  323,438
                                                                                                               ----------
            REAL ESTATE TAX/FEE (0.2%)
    8,675   Mississippi Development Bank, Special
               Obligation Bonds, Series 2002 (INS)(LIQ)                      5.38                6/01/2032          8,675
                                                                                                               ----------
            RESTAURANTS (0.1%)
    3,120   Doughboy LLC, Taxable Variable Rate
               Demand Bonds, Series 2004 (LOC - M&I
               Marshall & Ilsley Bank)                                       5.39                5/01/2019          3,120
                                                                                                               ----------
            SALES TAX (0.2%)
    7,840   Arista Metropolitan District RB,
               Series 2006 B (LOC - Compass Bank)                            5.40               12/01/2030          7,840
                                                                                                               ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.2%)
    7,860   Denver Urban Renewal Auth. RB,
               Series 2006D (LOC - Compass Bank)                             5.37                9/01/2017          7,860
                                                                                                               ----------
            SPECIALTY CHEMICALS (0.1%)
    6,500   Gary, IN, Empowerment Zone Bonds,
               Series 2000A (LOC - Federal Home
               Loan Bank of Chicago)                                         5.40                5/11/2020          6,500
                                                                                                               ----------
            TEXTILES (0.2%)
    4,900   Athens-Clarke County, GA, IDA RB,
               Series 2005 (LOC - Columbus Bank &
               Trust Co.)                                                    5.37               11/01/2025          4,900
    4,820   Superior Health Linens, Inc. & Superior
               Health Textiles Properties, LLP, Notes,
               Series 2004 (LOC - Associated Bank, N.A.)                     5.37               12/01/2024          4,820
                                                                                                               ----------
                                                                                                                    9,720
                                                                                                               ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            TRUCKING (0.2%)
  $10,160   Iowa 80 Group Inc., Demand Bonds,
               Series 2003 (LOC - Wells Fargo Bank, N.A.)                    5.47%               6/01/2016     $   10,160
                                                                                                               ----------
            WATER UTILITIES (0.2%)
    9,900   Connecticut Water Co., Debenture Bonds,
               Series 2004 (LOC - Citizens Bank of
               Rhode Island)                                                 5.28                1/04/2029          9,900
                                                                                                               ----------
            WATER/SEWER UTILITY (0.6%)
   15,180   Hesperia, CA, Public Financing Auth., RB,
               Series 1998A (LOC - Bank of
               America, N.A.)                                                5.35                6/01/2026         15,180
    2,700   Kern Water Bank Auth., CA, RB,
               Series 2003B (LOC - Wells Fargo
               Bank, N.A.)                                                   5.40                7/01/2028          2,700
    6,000   Port Blakely Communities, Inc., Variable
               Rate Demand Special RB, Series 2001C
               (LOC - Bank of America, N.A.)                                 5.35                2/15/2021          6,000
    4,680   Vance Governmental Utility Services Corp.,
               Taxable RB, Series 2006 (INS)(LIQ)                            5.37                6/01/2036          4,680
                                                                                                               ----------
                                                                                                                   28,560
                                                                                                               ----------
            Total Variable-Rate Demand Notes (cost: $1,598,421)                                                 1,598,421
                                                                                                               ----------

            ADJUSTABLE-RATE NOTES (15.2%)

            ASSET-BACKED FINANCING (0.2%)
   10,000   Holmes Financing, plc, Floating-Rate Notes,
               Series 10A(b)                                                 5.32                7/15/2007         10,000
                                                                                                               ----------
            CONSUMER FINANCE (2.3%)
   20,000   American General Finance Corp.,
               Floating-Rate Notes(b)                                        5.37                2/15/2008         20,000
            American Honda Finance Corp.,
   20,000      MTN(b)                                                        5.34                9/26/2007         20,000
   30,750      Notes(b)                                                      5.51                2/20/2007         30,752
   10,000   HSBC Finance Corp., Floating-Rate Notes                          5.35                2/22/2008         10,000
   25,000   SLM Corp., Floating-Rate Extendible Notes(b)                     5.32                1/11/2008         25,000
                                                                                                               ----------
                                                                                                                  105,752
                                                                                                               ----------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
            DIVERSIFIED BANKS (6.4%)
  $30,000   Allied Irish Banks, Yankee CD(a)                                 5.36%               8/08/2007     $   30,004
   10,500   AmSouth Bank, Floating-Rate Bank
               Notes, Series 2007                                            5.43                6/27/2007         10,504
   25,000   BNP Paribas, Chicago Branch, Extendible
               Floating Rate Notes, Series 157(b)                            5.35               11/19/2007         25,000
   15,000   DnB NOR Bank ASA, Extendible
               Floating-Rate Notes(b)                                        5.31                2/25/2008         15,000
   26,000   Huntington National Bank, MTN                                    5.46                4/12/2007         26,006
   11,525   KeyBank, N.A., Floating Rate Notes,
               Series 2007                                                   5.40                8/08/2007         11,529
   25,000   Macquarie Bank Ltd., Floating-Rate
               Extendible Notes(b)                                           5.33               11/21/2007         25,000
   20,000   Northern Rock plc, Floating-Rate Notes,
               Series C(b)                                                   5.36                2/01/2008         20,000
   50,000   Northern Rock plc, Senior MTN(b)                                 5.44                1/09/2008         50,000
   30,000   Santander US Debt, Floating Rate
               Senior Notes, Series 2007(b)                                  5.38                9/21/2007         30,008
            Washington Mutual Bank, CD,
    5,300      Floating-Rate Notes                                           5.41                2/28/2007          5,300
   25,000      Floating-Rate Notes                                           5.35                6/22/2007         25,000
   10,000      Floating-Rate Notes                                           5.36                9/17/2007         10,000
   10,000   Wells Fargo & Co., Floating Rate Notes                           5.31                2/01/2008         10,000
   10,000   WestLB AG, Floating-Rate Notes(b)                                5.36                2/08/2008         10,000
                                                                                                               ----------
                                                                                                                  303,351
                                                                                                               ----------
            LIFE & HEALTH INSURANCE (0.4%)
   20,000   Premium Asset Trust Certificates,
               Series 2002-4(b)                                              5.66                3/08/2007         20,006
                                                                                                               ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   20,000   General Electric Capital Corp.,
               Floating-Rate MTN, Series A                                   5.45                7/09/2007         20,000
                                                                                                               ----------
            REGIONAL BANKS (3.7%)
   50,000   Anglo Irish Bank Corp. PLC, Extendible
               Short-Term Notes(b)                                           5.35                2/05/2008         50,000
   15,000   Governor and Company of the Bank of Ireland,
               Floating-Rate Extendible Notes(b)                             5.32                2/20/2008         15,000
   15,000   Islandsbanki hf, Extendible Short Term
               Notes (acquired 3/31/2006;
               cost $15,000)(b),(e)                                          5.39                3/22/2007         15,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL                                                               COUPON OR
   AMOUNT   SECURITY                                                DISCOUNT RATE                 MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------------------
  $25,000   Kaupthing Bank hf, Extendible Short Term
               Notes (acquired 4/20/2006;
               cost $25,000)(b),(e)                                          5.40%               4/20/2007     $   25,000
            Natexis Banques Populaires, New York Branch,
   25,000      Yankee CD(a)                                                  5.35                6/20/2007         25,000
   20,000      Yankee CD(a),(b)                                              5.33                2/15/2008         20,000
   25,000   National City Bank of Indiana,
               Floating-Rate Notes                                           5.40                6/04/2007         25,006
                                                                                                               ----------
                                                                                                                  175,006
                                                                                                               ----------
            SPECIALIZED FINANCE (1.8%)
            CIT Group, Inc., Global Senior MTN,
   11,000      Senior Notes                                                  5.57                2/15/2007         11,001
   36,440      Senior Notes                                                  5.60                5/18/2007         36,462
    5,000      Senior Notes                                                  5.44                8/24/2007          5,002
   30,000      Senior Notes                                                  5.60                9/20/2007         30,047
                                                                                                               ----------
                                                                                                                   82,512
                                                                                                               ----------
            Total Adjustable-Rate Notes (cost: $716,627)                                                          716,627
                                                                                                               ----------

            TOTAL INVESTMENTS (COST: $4,693,230)                                                               $4,693,230
                                                                                                               ==========

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at January 31, 2007, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

             (a) Yankee obligations are  dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

             (b) Restricted security that is not registered under the Securities
                 Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

             (c) Commercial paper issued in  reliance on the "private placement"
                 exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

                 been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

             (d) Represents less than 0.1% of net assets.

             (e) Security  deemed  illiquid  by  the  Manager,  under  liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2007, was $40,000,000, which represented 0.8% of the Fund's net assets.

             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

ASSETS
   Investments in securities (amortized cost approximates market value)   $4,693,230
   Receivables:
      Capital shares sold                                                     14,620
      Interest                                                                27,728
                                                                          ----------
         Total assets                                                      4,735,578
                                                                          ----------
LIABILITIES
   Payables:
      Securities purchased                                                     4,037
      Capital shares redeemed                                                 16,726
      Dividends on capital shares                                                208
   Accrued management fees                                                       962
   Accrued transfer agent's fees                                                 167
   Other accrued expenses and payables                                            19
                                                                          ----------
         Total liabilities                                                    22,119
                                                                          ----------
            Net assets applicable to capital shares outstanding           $4,713,459
                                                                          ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $4,713,749
   Overdistribution of net investment income                                    (284)
   Accumulated net realized loss on investments                                   (6)
                                                                          ----------
            Net assets applicable to capital shares outstanding           $4,713,459
                                                                          ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                             4,713,749
                                                                          ==========
   Net asset value, redemption price, and offering price per share        $     1.00
                                                                          ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                      $124,189
                                                                        --------
EXPENSES
   Management fees                                                         5,528
   Administration and servicing fees                                       2,303
   Transfer agent's fees                                                   4,187
   Custody and accounting fees                                               419
   Postage                                                                   504
   Shareholder reporting fees                                                209
   Trustees' fees                                                              5
   Registration fees                                                          38
   Professional fees                                                          62
   Other                                                                      35
                                                                        --------
      Total expenses                                                      13,290
   Expenses paid indirectly                                                  (73)
                                                                        --------
      Net expenses                                                        13,217
                                                                        --------
NET INVESTMENT INCOME                                                    110,972
                                                                        --------
NET REALIZED LOSS ON INVESTMENTS
   Net realized loss                                                          (1)
                                                                        --------
   Increase in net assets resulting from operations                     $110,971
                                                                        ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED),
AND YEAR ENDED JULY 31, 2006

                                                                  1/31/2007     7/31/2006
                                                                -------------------------
FROM OPERATIONS
   Net investment income                                        $   110,972   $   151,237
   Net realized loss on investments                                      (1)           (5)
                                                                -------------------------
      Increase in net assets resulting from operations              110,971       151,232
                                                                -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (111,256)     (151,239)
                                                                -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      2,263,164     5,027,173
   Reinvested dividends                                             109,700       148,841
   Cost of shares redeemed                                       (2,052,365)   (3,742,788)
                                                                -------------------------
      Increase in net assets from capital
         share transactions                                         320,499     1,433,226
                                                                -------------------------
Net increase in net assets                                          320,214     1,433,219

NET ASSETS
   Beginning of period                                            4,393,245     2,960,026
                                                                -------------------------
   End of period                                                $ 4,713,459   $ 4,393,245
                                                                =========================
Overdistribution of net investment income:
   End of period                                                $      (284)  $         -
                                                                =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    2,263,164     5,027,173
   Shares issued for dividends reinvested                           109,700       148,841
   Shares redeemed                                               (2,052,365)   (3,742,788)
                                                                -------------------------
      Increase in shares outstanding                                320,499     1,433,226
                                                                =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Pursuant  to  Rule  2a-7  under the 1940 Act, securities in the
                 Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Repurchase agreements  are valued  at cost,  which approximates market value.

              3. Securities  for which  valuations  are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2007, the Fund did not invest in any repurchase agreements.

           E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

              purchase   commitments.   The  Fund  had  no  delayed-delivery  or
              when-issued commitments as of January 31, 2007.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $73,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

         up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2007, the Fund paid CAPCO facility fees of $3,000, which represents 11.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2007, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

              fiscal year. For the six-month period ended January 31, 2007, the Fund incurred management fees, paid or payable to the Manager, of $5,528,000.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended January 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,303,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2007, the Fund reimbursed the Manager $47,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $4,187,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 2007, the Association and its affiliates owned 4,000 shares (0.0%) of the Fund.

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

              fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                     JANUARY 31,                         YEAR ENDED JULY 31,
                                    ----------------------------------------------------------------------------------
                                          2007           2006           2005           2004          2003         2002
                                    ----------------------------------------------------------------------------------
Net asset value at
   beginning of period              $     1.00     $     1.00     $     1.00     $     1.00    $     1.00   $     1.00
                                    ----------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                   .02            .04            .02            .01           .01          .02
   Net realized and unrealized
      gain (loss)                         (.00)(c)       (.00)(c)        .00(c)         .00(c)          -            -
                                    ----------------------------------------------------------------------------------
Total from investment operations           .02            .04            .02            .01           .01          .02
                                    ----------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.02)          (.04)          (.02)          (.01)         (.01)        (.02)
                                    ----------------------------------------------------------------------------------
Net asset value at end of period    $     1.00     $     1.00     $     1.00     $     1.00    $     1.00   $     1.00
                                    ==================================================================================
Total return (%)*                         2.46           3.99           1.93            .66          1.15         2.02
Net assets at end of period (000)   $4,713,459     $4,393,245     $2,960,026     $3,019,744    $3,398,733   $3,569,459
Ratio of expenses to
   average net assets (%)**(b)             .58(a)         .58            .60            .60           .59          .57
Ratio of net investment
   income to average
   net assets (%)**                       4.81(a)        3.98           1.91            .66          1.15         2.01

 *  Assumes reinvestment of all net investment income distributions during the period.
**  For the six-month period ended January 31, 2007, average net assets were $4,572,316,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)     (.01%)       (.00%)(+)
    + Represents less than 0.01% of average net assets.
(c) Represents less than $0.01 per share.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2006, through January 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

44

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
              (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2007 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                     BEGINNING               ENDING               DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2006-
                                   AUGUST 1, 2006        JANUARY 31, 2007        JANUARY 31, 2007
                                   --------------------------------------------------------------
Actual                                $1,000.00             $1,024.60                  $2.96

Hypothetical
  (5% return before expenses)          1,000.00              1,022.28                   2.96

         *Expenses are equal to the Fund's annualized expense ratio of 0.58%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.46% for the six-month period of August 1, 2006, through January 31, 2007.

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48

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800)531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800)531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23428-0307                                   (C)2007, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MARCH 21, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MARCH 22, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MARCH 22, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.